Selected Quarterly Financial Data - Unaudited (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Selected Quarterly Financial Information [Abstract]
Revenues	$ 18,044	$ 16,510	$ 16,705	$ 15,242	$ 15,680	$ 15,062	$ 15,280	$ 13,815	$ 66,501	$ 59,837	$ 57,244
Gross margin	4,297	3,974	4,283	3,962	3,885	3,956	4,116	3,679
Net income attributable to common shareowners	$ 686	$ 1,238	$ 2,048	$ 1,297	$ 397	$ 1,330	$ 1,439	$ 1,386	$ 5,269	$ 4,552	$ 5,055
Earnings Per Share of Common Stock - Basic and Diluted:
Basic - net income	$ 0.83	$ 1.56	$ 2.59	$ 1.64	$ 0.50	$ 1.69	$ 1.83	$ 1.75	$ 6.58	$ 5.76	$ 6.18
Diluted - net income	$ 0.83	$ 1.54	$ 2.56	$ 1.62	$ 0.50	$ 1.67	$ 1.80	$ 1.73	$ 6.50	$ 5.70	$ 6.12